Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2019
Personnel expenses (Tables) [Abstract]
Breakdown of Personnel expenses

The breakdown of “Personnel expenses” is as follows:

Thousand of reais	2019	2018	2017
Wages and salaries	5,876,328	5,812,688	5,713,702
Social security costs	1,276,620	1,404,537	1,381,229
Benefits	1,491,485	1,387,078	1,309,314
Defined benefit pension plans (note 22)	10,917	8,939	20,081
Contributions to defined contribution pension plans	131,885	131,388	87,099
Share-based compensation	88,248	58,050	87,293
Training	66,215	62,756	58,338
Other personnel expenses	386,016	340,571	280,222
Total	9,327,714	9,206,007	8,937,278

b) Share-Based Compensation

Long-Term Incentive Plan - Technology

Payment is subject to the application of the Malus/Clawback clauses, which may reduce or cancel the shares to be delivered in the event of non-compliance with internal regulations and exposure to excessive risk.

	Number of Shares	Granted Year	Employees	Date of Commencement of the Period	Date of Expiry of Period
ILP Technology	123,158	2019	Executives	Jul-19	Jun-22
Delivered shares	-	2019	Executives	Jul-19	Jun-22
Canceled shares	-	2019	Executives	Jul-19	Jun-22
Balance Plans on December 31, 2019	123,158